BASIC AND DILUTED LOSS PER COMMON SHARE	12 Months Ended
Dec. 31, 2023
BASIC AND DILUTED LOSS PER COMMON SHARE
BASIC AND DILUTED LOSS PER COMMON SHARE
13.	BASIC AND DILUTED LOSS PER COMMON SHARE

	Year ended December 31,
	2023	2022
Loss attributable to common shareholders ($)	79,890,763	89,989,659
Weighted average number of common shares outstanding	178,363,103	166,858,136
Loss per share attributed to common shareholders	$0.45	$0.54

Diluted loss per share did not include the effect of 12,279,125 (2022 – 12,860,500) share purchase options as they are anti-dilutive.